Additional Information: Condensed Financial Statements of Parent Company (Condensed Statements of Cash Flows of Parent Company) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in)/provided by operating activities	$ 72,766	¥ 451,160	¥ 323,459	¥ 312,200
Cash flows from investing activities:
Cash paid for a business acquisition	0	0	(96,804)	0
Release of restricted cash	0	0	14,872	0
Cash allocated to restricted cash	0	0	(8,024)	(14,872)
Net cash (used in)/provided by investing activities	(11,476)	(71,148)	(98,524)	(516,436)
Cash flows from financing activities:
Proceeds from IPO and CPP, net of expenses	0	0	515,301	0
Payment of accrued IPO and CPP expenses	(4,058)	(25,162)	0	0
Proceeds from exercise of over-allotment options, net of expenses	10,009	62,054	0	0
Proceeds from exercise of options	9,417	58,389	40,182	3,495
Repurchase of preferred shares	0	0	0	(423,867)
Dividends distributed to Zhaopin Limited's shareholders	0	0	(147,650)	0
Proceeds of bank loans	11,833	73,364	423,185	427,007
Repayment of bank loans	(34,590)	(214,459)	(415,925)	0
Payment of bank loan facility transaction costs	(211)	(1,310)	(4,247)	(8,912)
Settlement of derivative instruments	144	890	(5,121)	0
Net cash (used in)/provided by financing activities	(7,456)	(46,234)	399,498	(2,277)
Effect of foreign exchange rate changes on cash and cash equivalents	(41)	(260)	448	(783)
Net (decrease)/increase in cash and cash equivalents	53,793	333,518	624,881	(207,296)
Cash and cash equivalents, beginning of the year	167,004	1,035,425	410,544	617,840
Cash and cash equivalents, end of the year	220,797	1,368,943	1,035,425	410,544
Zhaopin [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in)/provided by operating activities	(1,695)	(10,506)	193,153	4,523
Cash flows from investing activities:
Cash paid for a business acquisition	0	0	(96,804)	0
Release of restricted cash	0	0	14,872	0
Cash allocated to restricted cash	0	0	(8,024)	(14,872)
Net cash (used in)/provided by investing activities	0	0	(89,956)	(14,872)
Cash flows from financing activities:
Proceeds from IPO and CPP, net of expenses	0	0	515,301	0
Payment of accrued IPO and CPP expenses	(3,404)	(21,106)	0	0
Proceeds from exercise of over-allotment options, net of expenses	10,485	65,004	0	0
Proceeds from exercise of options	9,417	58,389	40,182	3,495
Repurchase of preferred shares	0	0	0	(423,867)
Dividends distributed to Zhaopin Limited's shareholders	0	0	(147,650)	0
Proceeds of bank loans	11,833	73,364	423,185	427,007
Repayment of bank loans	(34,590)	(214,459)	(415,925)	0
Payment of bank loan facility transaction costs	(25)	(148)	(375)	(2,854)
Settlement of derivative instruments	144	890	(5,121)	0
Net cash (used in)/provided by financing activities	(6,140)	(38,066)	409,597	3,781
Effect of foreign exchange rate changes on cash and cash equivalents	(41)	(260)	448	(783)
Net (decrease)/increase in cash and cash equivalents	(7,876)	(48,832)	513,242	(7,351)
Cash and cash equivalents, beginning of the year	85,262	528,627	15,385	22,736
Cash and cash equivalents, end of the year	$ 77,386	¥ 479,795	¥ 528,627	¥ 15,385